SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Combination

Basis of Presentation and Principles of Combination

The accompanying condensed consolidated and combined financial statements include the accounts of the Company and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and note disclosures normally included in the financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. The condensed consolidated and combined financial statements include the accounts of Hyperfine and Liminal which are under common control because affiliates of the founder of Hyperfine and Liminal directly or indirectly hold more than 50% of the voting ownership interest of each entity. All intercompany transactions and balances have been eliminated.

These condensed consolidated and combined financial statements should be read in conjunction with the financial statements and notes included in the Company’s audited combined financial statements as of and for the years ended December 31, 2020 and 2019. The condensed consolidated and combined balance sheet as of December 31, 2020 included herein was derived from the audited combined financial statements as of that date, but does not include all disclosures, including certain notes required by U.S. GAAP, on an annual reporting basis.

In the opinion of management, the accompanying condensed consolidated and combined financial statements reflect all normal recurring adjustments necessary to present fairly the financial position, results of operations, and cash flows for the interim periods. The results for the nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for any subsequent quarter, the year ending December 31, 2021, or any other period.

Except as described elsewhere in this Note 2 under the heading “Recent Accounting Pronouncements”, there have been no material changes to the Company’s significant accounting policies as described in the audited combined financial statements as of December 31, 2020 and 2019.

Basis of Presentation and Principles of Combination

The accompanying combined financial statements include the accounts of the Company and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”). The combined financial statements include the accounts of Hyperfine and Liminal which are under common control because the affiliates of the founder of Hyperfine and Liminal directly or indirectly hold more than 50% of the voting ownership interest of each entity. All intercompany transactions and balances have been eliminated.

COVID19 Outbreak

COVID-19 Outbreak

The recent outbreak of the novel coronavirus (“COVID-19”), which was declared a pandemic by the World Health Organization on March 11, 2020 and declared a National Emergency by the President of the United States on March 13, 2020, has led to adverse impacts on the U.S. and global economies and created uncertainty regarding potential impacts on the Company’s operating results, financial condition and cash flows. The COVID-19 pandemic has had, and is expected to continue to have, an adverse impact on the Company’s operations, particularly as a result of preventive and precautionary measures that the Company, other businesses, and governments are taking. Governmental mandates related to COVID-19 or other infectious diseases, or public health crises, have impacted, and the Company expects them to continue to impact, its personnel and personnel at third-party manufacturing facilities in the United States and other countries, and the availability or cost of materials, which could disrupt or delay the Company’s receipt of instruments, components and supplies from the third parties the Company relies on to, among other things, produce its products. The COVID-19 pandemic has also had an adverse effect on the Company’s ability to attract, recruit, interview and hire at the pace the Company would typically expect to support its rapidly expanding operations. The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, including expenses and research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19 and the actions taken to contain or address the COVID-19 pandemic, as well as its economic impacts.

In adjusting to the COVID-19 market and manufacturing conditions, the Company did not have to materially adjust its existing resource allocation or its factors of production. The Company has not incurred any significant impairment losses in the carrying values of its assets as a result of the COVID-19 pandemic and is not aware of any specific related event or circumstance that would require the Company to revise its estimates reflected in its condensed consolidated and combined financial statements.

The estimates of the impact on the Company’s business may change based on new information that may emerge concerning COVID-19 and the actions to contain it or address its impact and the economic impact on local, regional, national and international markets. While the Company is unable to predict the full impact that the COVID-19 pandemic will have on its future results of operations, liquidity and financial condition due to numerous uncertainties, including the duration of the pandemic, and the actions that may be taken by government authorities across the United States and elsewhere, it is not expected to result in any significant changes in costs going forward.

COVID-19 Outbreak

The recent outbreak of the novel coronavirus (“COVID-19”), which was declared a pandemic by the World Health Organization on March 11, 2020 and declared a National Emergency by the President of the United States on March 13, 2020, has led to adverse impacts on the U.S. and global economies and created uncertainty regarding potential impacts on the Company’s operating results, financial condition and cash flows. The COVID-19 pandemic has had, and is expected to continue to have, an adverse impact on the Company’s operations, particularly as a result of preventive and precautionary measures that the Company, other businesses, and governments are taking. Governmental mandates related to COVID-19 or other infectious diseases, or public health crises, have impacted, and the Company expects them to continue to impact, its personnel and personnel at third-party manufacturing facilities in the United States and other countries, and the availability or cost of materials, which could disrupt or delay the Company’s receipt of instruments, components and supplies from the third parties the Company relies on to, among other things, produce its products. The COVID-19 pandemic has also had an adverse effect on the Company’s ability to attract, recruit, interview and hire at the pace the Company would typically expect to support its rapidly expanding operations. The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, including expenses and research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19 and the actions taken to contain or treat COVID- 19, as well as the economic impacts.

In adjusting to the COVID-19 market and manufacturing conditions, the Company did not have to materially adjust its existing resource allocation or its factors of production. The Company has not incurred any significant impairment losses in the carrying values of its assets as a result of the COVID-19 pandemic and is not aware of any specific related event or circumstance that would require the Company to revise its estimates reflected in its combined financial statements.

The estimates of the impact on the Company’s business may change based on new information that may emerge concerning COVID-19 and the actions to contain it or treat its impact and the economic impact on local, regional, national and international markets. While the Company is unable to predict the full impact that the COVID-19 pandemic will have on its future results of operations, liquidity and financial condition due to numerous uncertainties, including the duration of the pandemic, and the actions that may be taken by government authorities across the United States and elsewhere, it is not expected to result in any significant changes in costs going forward.

Liquidity and Going Concern

Liquidity and Going Concern

Since its inception, the Company has funded its operations primarily with proceeds from the sale of convertible preferred stock. The Company started to generate revenue during the year ended December 31, 2020 in the amount of $294 and has revenue for the nine months ended September 30, 2021 of $1,060. The Company has funded its operations primarily with proceeds from the issuance of capital to private investors. As a result, the Company has incurred a significant cash burn and recurring net losses since its inception, which includes a net loss of $38,766 and $16,565 for the nine months ended September 30, 2021 and 2020, respectively, and an accumulated deficit of $110,235 and $71,469 as of September 30, 2021 and December 31, 2020, respectively. The Company expects to continue to incur a significant cash burn and recurring net losses for the foreseeable future until such time that the Company can generate enough gross profit through increasing its product sales to cover all of its operating expenses on its existing product and successfully commercialize its products that are currently under development. However, the Company can provide no assurance that such products will be successfully developed and commercialized in the future.

Management anticipates the Company will be able to raise additional capital needed to sustain the Company’s operations and meet its obligations as they become due over the next twelve months upon consummation of the proposed Business Combination with HealthCor (See Note 1). However, the Company can provide no assurance the proposed Business Combination will be successfully consummated, or that enough capital will be received to fund the Company’s operations over the next twelve months. If the proposed Business Combination is not successfully consummated or enough capital received, the Company will have to seek other sources of capital, or pursue other strategic alternatives, which could include, among other things, a significant reduction in the Company’s current cost structure, a significant reduction in the Company’s product development strategy, a sale of the Company, or a filing of insolvency or cessation of the Company’s operations.

Management believes these uncertainties raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying condensed consolidated and combined financial statements have been prepared on the basis that the Company will continue to operate as a going concern, which contemplates that the Company will be able to realize assets and settle liabilities and commitments in the normal course of business for the foreseeable future. Accordingly, the accompanying condensed consolidated and combined financial statements do not include any adjustments that may result from the outcome of these uncertainties.

Liquidity and Going Concern

Since its inception, the Company has funded its operations primarily with proceeds from the sale of convertible preferred stock. The Company started to generate revenue during the year ended December 31, 2020 in the amount of $294. The Company has funded its operations primarily with proceeds from the issuance of capital to private investors. As a result, the Company has incurred a significant cash burn and recurring net losses since its inception, which includes a net loss of $23,427 and $19,415 for the years ended December 31, 2020 and 2019, respectively, and an accumulated deficit of $71,469 and $48,042, as of December 31, 2020 and 2019, respectively. The Company expects to continue to incur a significant cash burn and recurring net losses for the foreseeable future until such time that the Company can improve the gross margin on its existing product and successfully commercialize its products that are currently under development. However, the Company can provide no assurance that such products will be successfully developed and commercialized in the future.

Management anticipates the Company will be able to raise additional capital needed to sustain the Company’s operations and meet its obligations as they become due over the next twelve months upon consummation of the proposed business combination with HealthCor Catalio Acquisition Corp. (“HealthCor”) (See Note 16). However, the Company can provide no assurance the proposed business combination will be successfully consummated, or that enough capital will be received to fund the Company’s operations over the next twelve months. If the proposed business combination is not successfully consummated or enough capital received, the Company will have to seek other sources of capital, or pursue other strategic alternatives, which could include, among other things, a significant reduction in the Company’s current cost structure, a significant reduction in the Company’s product development strategy, a sale of the Company, or a filing of insolvency or cessation of the Company’s operations.

Management believes these uncertainties raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying combined financial statements have been prepared on the basis that the Company will continue to operate as a going concern, which contemplates that the Company will be able to realize assets and settle liabilities and commitments in the normal course of business for the foreseeable future. Accordingly, the accompanying combined financial statements do not include any adjustments that may result from the outcome of these uncertainties.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents. At September 30, 2021 and December 31, 2020, substantially all the Company’s cash and cash equivalents were invested in money market accounts at one financial institution. The Company also maintains balances in various operating accounts above federally insured limits. The Company has not experienced any losses on such accounts and does not believe it is exposed to any significant credit risk on cash and cash equivalents.

Significant customers are those that represent more than 10% of the Company’s total revenues or gross accounts receivable balances for the periods and as of each balance sheet date presented. For each significant customer, revenue as a percentage of total revenues and gross accounts receivable as a percentage of total gross accounts receivable were as follows:

	Revenue		Accounts receivable
	For the nine months ended	For the nine months ended	As of	As of
	September 30, 2021	September 30, 2020	September 30, 2021	December 31, 2020
Customer A	11%	0%	6%	0%
Customer B	10%	60%	16%	0%
Customer C	10%	0%	0%	0%
Customer D	6%	0%	12%	0%
Customer E	6%	0%	12%	0%
Customer F	5%	0%	27%	0%
Customer G	3%	0%	0%	53%
Customer H	1%	40%	0%	32%

The Company utilizes a single exclusive manufacturer for its MRI machine. Additionally, the Company purchases spare parts from this manufacturer.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents. At December 31, 2020 and 2019, substantially all the Company’s cash and cash equivalents were invested in money market accounts at one financial institution. The Company also maintains balances in various operating accounts above federally insured limits. The Company has not experienced any losses on such accounts and does not believe it is exposed to any significant credit risk on cash and cash equivalents.

Significant customers are those that represent more than 10% of the Company’s total revenues or gross accounts receivable balances for the periods and as of each balance sheet date presented. For each significant customer, revenue as a percentage of total revenues and gross accounts receivable as a percentage of total gross accounts receivable were as follows:

	Revenue	Accounts receivable
	For the year ended	As of
	December 31, 2020	December 31, 2020
Customer A	21%	4%
Customer B	21%	0%
Customer C	20%	53%
Customer D	14%	32%
Customer E	11%	0%

The Company utilizes a single exclusive manufacturer for its MRI machine. Additionally, the Company purchases spare parts from this manufacturer.

Segment Information

Segment Information

The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer (“CEO”). Hyperfine and Liminal represent two operating segments. Given the similar qualitative and economic characteristics of the two operating segments, such that both are focused upon the development and commercialization of existing and new products and services, Hyperfine and Liminal are aggregated into one reporting segment. All of the Company’s long-lived assets are located in the United States. All of the revenues were earned in the United States. Since the Company is aggregated into a single operating segment, all required financial segment information is provided in the condensed consolidated and combined financial statements.

Segment Information

The Company’s Chief Operating Decision Maker (“CODM”) is its Executive Vice Chairman and founder. Hyperfine and Liminal represent two operating segments. Given the similar qualitative and economic characteristics of the two operating segments, such that both are focused upon the development and commercialization of existing and new products and services, Hyperfine and Liminal are aggregated into one reporting segment. All of the Company’s long-lived assets are located in the United States. All of the revenues were earned in the United States. Since the Company is aggregated into a single operating segment, all required financial segment information can be found in the combined financial statements.

Use of Estimates

Use of Estimates

The preparation of the condensed consolidated and combined financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions about future events that affect the amounts reported in its condensed consolidated and combined financial statements and accompanying notes. Future events and their effects cannot be determined with certainty. On an ongoing basis, management evaluates these estimates and assumptions. Significant estimates and assumptions included:

•

Revenue recognition, including determination of the timing and pattern of satisfaction of performance obligations, determination of the standalone selling price (“SSP”) of performance obligations and estimation of variable consideration;

•	Net realizable value (the selling price as well as estimated costs of disposal and transportation) of inventory, and demand and future use of inventory;
•	Valuation allowances with respect to deferred tax assets; and
•	Assumptions underlying the fair value used in calculation of the stock-based compensation.

The Company bases these estimates on historical and anticipated results and trends and on various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates, and any such differences may be material to the Company’s condensed consolidated and combined financial statements.

Use of Estimates

The preparation of the combined financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions about future events that affect the amounts reported in its combined financial statements and accompanying notes. Future events and their effects cannot be determined with certainty. On an ongoing basis, management evaluates these estimates and assumptions. Significant estimates and assumptions included:

●	Revenue recognition, including determination of the timing and pattern of satisfaction of performance obligations, determination of the standalone selling price (“SSP”) of performance obligations and estimation of variable consideration;
●	Allowance for doubtful accounts;
●	Measurement and allocation of capitalized costs, the net realizable value (the selling price as well as estimated costs of disposal and transportation) of inventory, and demand and future use of inventory;
●	Valuation allowances with respect to deferred tax assets; and
●	Assumptions underlying the fair value used in calculation of the stock-based compensation.

The Company bases these estimates on historical and anticipated results and trends and on various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates, and any such differences may be material to the Company’s combined financial statements.

Cash and Cash Equivalents

Cash and Cash Equivalents

All highly liquid investments purchased with a maturity of three months or less are cash equivalents. At December 31, 2020 and 2019, cash and cash equivalents consist principally of cash and money market accounts.

Restricted Cash

Restricted Cash

Restricted cash balance represents funds received as part of grant funding and restricted in use to the purpose of the funding. For details, see the Note 2. Summary of significant accounting policies (Grant Funding) and Note 15. Commitments and contingencies.

Accounts Receivable

Accounts Receivable

Accounts receivable are stated as the amount the Company expects to collect. The Company maintains allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. As of December 31, 2020, the allowance for doubtful accounts was zero.

Inventories

Inventories

Inventories primarily consist of finished goods which are produced by the Company’s third-party contract manufacturers. Inventories are stated at the lower of actual cost, determined using the average cost method, or net realizable value. Cost includes an allocation of wages, taxes and benefits for employees involved in warehousing, logistics coordination, material sourcing, and production planning activities. Net realizable value is based upon an estimated average selling price reduced by the estimated costs of disposal and transportation.

The valuation of inventory also requires the Company to estimate excess and obsolete inventory. The Company considers sales forecasts and historical experience to identify excess, close out, or slow-moving items as well as new product development schedules, product obsolescence and product merchantability, including whether older products can be remanufactured into new products among other factors. The Company reduces the value of inventory for estimated obsolescence or lack of marketability by the difference between the cost of the affected inventory and the net realizable value.

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets include amounts paid in advance for operating expenses as well as monies to be received from the State of Connecticut for research and development tax credits. These research and development tax credits are exchanged for a cash refund and are typically collected within one year from the date the tax return is filed with the state. The credits are recognized as an offset to research and development expenses in the combined statements of operations and comprehensive loss in the annual period in which the corresponding expenses were incurred.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation expense is computed using the straight-line method over the estimated useful lives of the related assets.

Useful lives of property and equipment are as follows:

Estimated
Property and equipment	useful life
Laboratory equipment	5
Research devices	5
Computer equipment	5
Tooling	3
Leased devices	5
Other	3 – 7

Other property and equipment include furniture and fixtures, software, vehicles, and machinery and equipment.

Expenditures for major renewals and improvements are capitalized. Expenditures for repairs and maintenance are expensed as incurred. When assets are retired or otherwise disposed of, the cost of these assets and related accumulated depreciation is eliminated from the balance sheet, and any resulting gains or losses are included in the combined statements of operations and comprehensive loss in the period of disposal.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment at least annually or when the Company determines a triggering event has occurred. When a triggering event has occurred, each impairment test is based on a comparison of the future expected undiscounted cash flow to the recorded value of the asset. If the recorded value of the asset is less than the undiscounted cash flow, the asset is written down to its estimated fair value. No impairments were recorded for the years ended December 31, 2020 and 2019.

Capitalized Software Development Costs

Capitalized Software Development Costs

For the costs incurred in developing the firmware embedded in the hardware devices that the Company sells and leases to its customers, the Company applies the principles of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 985-20, Accounting for the Costs of Computer Software to Be Sold, Leased, or Otherwise Marketed (“ASC 985-20”). ASC 985-20 requires that software development costs incurred in conjunction with product development be charged to research and development expense until technological feasibility is established. Thereafter, until the product is released for sale, software development costs must be capitalized and reported at the lower of unamortized cost or net realizable value of the related product. The Company has adopted the “tested working model” approach to establishing technological feasibility for its software products. Under this approach, the Company does not consider a product in development to have passed the technological feasibility milestone until the Company has completed a model of the product that contains essentially all the functionality and features of the final product and has tested the model to ensure that it works as expected. The Company’s hardware device, with the embedded firmware, was released for sale during the fourth quarter of the year ended December 31, 2020, when the Company had completed all of the research and development activity to establish the technological feasibility of the product. As of December 31, 2020 and 2019, the Company had not incurred significant costs between the establishment of technological feasibility and the release of a product for sale; thus, the Company had expensed all software development costs as incurred.

For software developed or acquired for internal use, including software used in the provision of subscription services to the Company’s customers, the Company applies the principles of ASC 350-40, Accounting for the Cost of Computer Software Developed or Obtained for Internal Use (“ASC 350-40”). ASC 350-40 requires that software development costs incurred before the preliminary project stage be expensed as incurred. The Company capitalizes development costs related to these software applications once the preliminary project stage is complete and it is probable that the project will be completed, and the software will be used to perform the function intended. Costs incurred during the preliminary project and post- implementation stages, including training and maintenance, are expensed as incurred. Capitalized costs are amortized on a project-by-project basis using the straight-line method over the estimated economic life of the application, which is three years, beginning when the asset is substantially ready for use. As of December 31, 2020 and 2019, the Company did not have any amount of capitalized internal-use software development costs.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 606, “Revenue from Contracts with Customers.”

Revenue is recognized when or as a customer obtains control of the promised goods and services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to in exchange for these goods and services. To achieve this core principle, the Company applies the following 5 steps:

●	Step 1: Identify Contracts with Customers: The Company executes signed contracts with its customers for the sale of hardware devices and subscription services.
●	Step 2: Identify Performance Obligations: The Company’s contracts with customers primarily include two performance obligations, namely the hardware device and subscription services, which include access to the Company’s hosted cloud-based software applications and hardware maintenance and support on an ongoing basis throughout the subscription period.
●	Step 3: Determine Transaction Price: The Company’s contracts with customers include variable consideration in the form of discounts and price concessions. The Company estimates variable consideration using the expected value method based the data available as of the end of each reporting period.
●	Step 4: Allocate Transaction Price to Performance Obligations: The Company allocates transaction price to the performance obligations in a contract with a customer, based on the relative standalone selling prices of the goods and services. The standalone selling prices of the hardware devices and subscription services are determined based on the observable standalone selling prices for which the Company sells the respective goods and services on a standalone basis, including renewals of subscription services.
●	Step 5: Recognize Revenue as Performance Obligations are Satisfied: Each unit of hardware devices is a performance obligation satisfied at a point in time, when control of the good transfers from the Company to the customer, which is usually upon delivery of the good to the customer. The subscription services are stand-ready obligations that are satisfied over time by providing the customer with ongoing access to the Company’s resources throughout the subscription period. The Company uses the time elapsed (straight line) measure of progress to recognize revenue as these performance obligations are satisfied evenly over the respective service period.

The Company offers alternative payment structures and “as-a-service” offerings that are assessed to determine whether an embedded lease arrangement exists. The Company accounts for those contracts as a lease arrangement under the current lease standard if it is determined that the contract contains an identified asset and that the right to direct the use of that asset has transferred to the customer. When a contract includes lease and non-lease components, the Company allocates consideration under the contract to each component based on relative standalone selling price and subsequently assesses lease classification for each lease component within a contract as a sales-type lease or an operating lease. On commencement of sales- type leases, the Company recognizes revenue up-front, and amounts due from the customer under the lease contract are recognized as financing receivables on the combined balance sheets. Interest income is recognized as revenue over the term of the lease based on the effective interest method. The Company has elected not to include sales and other taxes collected from the lessee as part of lease revenue.

All other leases that do not meet the definition of a sales-type lease are classified as operating leases. The underlying asset in an operating lease arrangement is carried at depreciated cost within Property and equipment, net on the combined balance sheets. Depreciation is calculated using the straight-line method over the term of the underlying lease contract and is recognized as cost of revenue. The depreciable basis is the original cost of the equipment less the estimated residual value of the equipment at the end of the lease term. The Company recognizes operating lease income to product revenue on a straight-line basis over the lease term. Impairment of equipment under operating leases is assessed on the same basis as other long-lived assets.

Deferred revenue

Deferred revenue

Deferred revenue primarily consists of billings or payments received in advance of revenue recognition from subscription services described above and is reduced as the revenue recognition criteria are met. Deferred revenue is classified as current based on expected revenue recognition timing. Specifically, deferred revenue that will be recognized as revenue within the succeeding twelve month period is recorded as current in the Company’s combined balance sheets.

Warranties

Warranties

The Company offers a device warranty to customers for the longer of (a) twelve (12) months from delivery of the device for devices obtained through a capital purchase, or (b) the term of the subscription agreement for devices obtained on a subscription basis (subject to continued payment of fees for the subscription service. The Company’s subscription services include hardware maintenance and support. As noted in the accounting policy for revenue recognition, the Company recognizes revenue for subscription service over time using the time elapsed measure of progress. The costs of hardware maintenance are recognized in costs of revenue as they are incurred.

Research and Development

Research and Development

Research and development costs consists of production costs for prototype, test and pre-production units, lab supplies, consulting and personnel costs, including salaries, stock-based compensation, bonuses and benefit costs. The Company recognizes these costs as they are incurred.

Grant Funding

Grant Funding

The Company received certain research and development funding through a grant issued by the Bill & Melinda Gates Foundation (“BMGF”), or the Gates Foundation. The funding is recognized in the combined statement of operations and comprehensive loss as a reduction to research and development expense as the related costs are incurred to meet those obligations over the grant period. Grant funding payments received in advance of research and development expenses incurred are recorded as deferred grant funding as a current liability in the Company’s combined balance sheets.

Cost of Sales

Cost of Sales

Cost of sales consists of product and service costs including personnel cost, product costs, production setup expenses, depreciation and amortization expenses, inventory excess and obsolescence expenses.

Patent Costs

Patent Costs

Patent costs have been charged to operations as incurred, as their realization is uncertain. These costs are included in general and administrative expenses in the combined statements of operations and comprehensive loss.

General and Administrative

General and Administrative

General and administrative expenses primarily consist of personnel costs and benefits including stock- based compensation, patent and filing fees, office expenses and outside services. Outside services consist of professional services, legal and other professional fees.

Sales and Marketing

Sales and Marketing

Sales and marketing costs primarily consist of personnel costs and benefits including stock-based compensation, advertising, promotional, as well as conferences, meetings, and other events. Advertising costs are expensed as incurred. For the years ended December 31, 2020 and 2019, advertising expenses were $437 and $22, respectively.

Net Loss per Common Share

Net Loss per Common Share

Basic net loss per common share is calculated by dividing the net loss attributed to common stockholders by the weighted average number of common shares outstanding during the period, without consideration of potentially dilutive securities.

Diluted net loss per common share is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares plus the common equivalent shares of the period, including any dilutive effect from such shares. The Company’s diluted net loss per common share is the same as basic net loss per common share for all periods presented, since the effect of potentially dilutive securities is anti-dilutive. Refer to Note 12 “Net Loss Per Share” for further discussion.

Convertible Preferred Stock

Convertible Preferred Stock

The Company has applied the guidance in ASC Topic 480-10-S99-3A, SEC Staff Announcement: Classification and Measurement of Redeemable Securities, and has therefore classified the Series A, Series B, Series C and Series D Convertible Preferred Stock (“Convertible Preferred Stock”) (see Note 9) as mezzanine equity. The Convertible Preferred Stock was recorded outside of stockholders’ deficit because the Convertible Preferred Stock includes a redemption provision upon a change of control, which is deemed a liquidation event that is considered outside the Company’s control. The Convertible Preferred Stock have been recorded at their original issue price, net of issuance costs. The Company did not adjust the carrying values of the Convertible

Preferred Stock to the liquidation price associated with a change of control because a change of control of the Company was not considered probable at either of the reporting dates (see Note 9). Subsequent adjustments to increase or decrease the carrying values to their respective liquidation prices will be made only when it becomes probable that such a change of control will occur.

Stock-Based Compensation

Stock-Based Compensation

Hyperfine and Liminal are entities under common control with separate equity incentive plans for their respective employees, directors and consultants. The accounting policies discussed in this section describe those applied by both Hyperfine and Liminal except where referenced individually.

The measurement of stock-based compensation expense for all stock-based payment awards, including stock options granted to employees, directors, and consultants, is based on the estimated fair value of the awards on the date of grant. Prior to adoption of ASU 2018-07, Compensation  —  Stock Compensation (Topic 718) on January 1, 2020, stock options granted to nonemployees were accounted for based on their fair value on the measurement date. Stock options granted to nonemployees are subject to periodic revaluation over their vesting terms. As a result, the charge to combined statements of operations and comprehensive loss for nonemployee options with vesting requirements is affected in the reporting period prior to adoption by a change in the fair value of the option calculated under the Black-Scholes option pricing model.

The Company recognizes stock-based compensation expense for stock option grants and incentive unit grants with only service conditions on a straight-line basis over the requisite service period of the individual grants, which is generally the vesting period, based on the estimated grant date fair values. Generally, stock option grants and incentive unit grants fully vest four years after the grant date, and stock option grants generally have a term of 10 years. On January 1, 2020, the Company adopted ASU 2018-07. ASU 2018-07 aligns the accounting for stock-based payment awards issued to employees and nonemployees. Under this new guidance, the existing employee guidance will now apply to nonemployee stock-based transactions. This guidance was applied to all new awards granted after the date of adoption, and adoption did not have a material impact on the Company’s combined financial statements or related disclosures. For nonemployee awards that had been issued prior to adoption of ASU 2018-07 and remained outstanding subsequent to adoption, the Company utilized the adoption date fair value of the nonemployee awards as a substitute for grant date fair value for future compensation expense recognition as permitted under the transition guidance.

The Company recognizes the effect of forfeiture in compensation costs based on actual forfeitures when they occur.

Hyperfine’s stock-based compensation program includes stock option grants to its officers, employees, directors and consultants. Stock options are granted at exercise prices not less than the estimated fair market value of the Company’s common stock at the dates of grant.

The fair values of stock option grants are estimated using a Black-Scholes option-pricing model. Key inputs and assumptions include the expected term of the option, stock price volatility, risk-free interest rate, dividend yield, stock price and exercise price. Many of the assumptions require significant judgment and any changes could have a material impact in the determination of stock-based compensation expense.

During the years ended December 31, 2020 and 2019, Liminal was a wholly owned subsidiary of 4Bionics, and as such, 4Bionics granted equity awards in the form of incentive units to Liminal employees and nonemployees under 4Bionics’ stock-based compensation program.

The fair values of incentive unit grants are estimated using a Black-Scholes option-pricing model. Key inputs and assumptions include the expected term of the option, stock price volatility, risk-free interest rate, dividend yield, stock price and exercise price. Many of the assumptions require significant judgment and any changes could have a material impact in the determination of stock-based compensation expense.

Research and Development Tax Credits

Research and Development Tax Credits

The Company recognizes research and development tax credits as a reduction of income tax expense as earned. For State of Connecticut research and development tax credits, which are exchanged for a cash refund from the State of Connecticut, such exchanged credits are recognized as earned in non-operating income in the combined statements of operations and comprehensive loss.

Income Taxes

Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes, as set forth in ASC Topic 740, Income Taxes. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities using the enacted statutory tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is established against net deferred tax assets if, based on the weight of available evidence, it is more likely than not that some or all of the net deferred tax assets will not be realized. The Company has recorded a full valuation allowance as of December 31, 2020 and 2019. Based on the available evidence, the Company believes that it is more likely than not that it will be unable to utilize all of its deferred tax assets in the future.

In accordance with the provisions of ASC Topic 740, the Company accrues for the estimated amount of taxes for uncertain tax positions if it is more likely than not that the Company would be required to pay such additional taxes. An uncertain tax position will not be recognized if it has a less than 50% likelihood of being sustained. The Company’s policy is to recognize any interest and penalties related to income taxes in income tax expense in the combined statements of operations and comprehensive loss. The Company’s open tax years subject to examination by the relevant taxing authorities are 2017 through 2019. As of December 31, 2020 and 2019, the Company had no uncertain tax positions.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Accounting pronouncements adopted

In August 2020, the Financial Accounting Standards Board (“FASB”) issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by removing the separation models for convertible debt with a cash conversion feature and convertible instruments with a beneficial conversion feature. These changes will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that was bifurcated according to previously existing rules. ASU 2020-06 also requires the application of the if-converted method for calculating diluted earnings per share and the treasury stock method will be no longer available. For public entities, this guidance is effective for annual reporting periods beginning January 1, 2022, including interim periods within that annual reporting period. For the Company, this guidance is effective for annual reporting periods beginning January 1, 2024, and interim reporting periods within annual reporting periods beginning January 1, 2024, with early adoption permitted. The Company elected to early adopt this accounting pronouncement on January 1, 2021 and there was no material impact on the Company’s condensed consolidated and combined financial statements and disclosures.

Accounting pronouncements issued but not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) which outlines a comprehensive lease accounting model and supersedes the current lease guidance. The new guidance requires lessees to recognize almost all of their leases on the balance sheet by recording a lease liability and corresponding right- of-use assets. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. As per the latest ASU 2020-05 issued by FASB, entities that have not yet issued or made available for issuance the financial statements as of June 3, 2020 can defer the new guidance for one year. For public entities, this guidance is effective for annual reporting periods beginning January 1, 2020, including interim periods within that annual reporting period. For the Company, this guidance is effective for annual reporting periods beginning January 1, 2022, and interim reporting periods within annual reporting periods beginning January 1, 2023. The Company is in the process of evaluating the impact that the adoption of this pronouncement will have on the Company’s condensed consolidated and combined financial statements and disclosures.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which was subsequently amended in November 2018 through ASU No. 2018-19, “Codification

Improvements to Topic 326, Financial Instruments — Credit Losses.” ASU No. 2016-13 will require entities to estimate lifetime expected credit losses for trade and other receivables, net investments in leases, financing receivables, debt securities and other instruments, which will result in earlier recognition of credit losses. Further, the new credit loss model will affect how entities in all industries estimate their allowance for losses for receivables that are current with respect to their payment terms. ASU No. 2018-19 further clarifies that receivables arising from operating leases are not within the scope of Topic 326. Instead, impairment from receivables of operating leases should be accounted for in accordance with Topic 842, Leases. As per the latest ASU 2020-02, the FASB deferred the timelines for certain small public and private entities, thus the new guidance will be adopted by the Company for the annual reporting period beginning January 1, 2023, including interim periods within that annual reporting period. The standard will apply as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is in the process of evaluating the impact that the adoption of this pronouncement will have on the Company’s condensed consolidated and combined financial statements and disclosures.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles — Goodwill and Other — Internal-Use Software Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. The guidance requires certain costs incurred during the application development stage to be capitalized and other costs incurred during the preliminary project and post-implementation stages to be expensed as they are incurred. Capitalized implementation costs related to a hosting arrangement that is a service contract will be amortized over the term of the hosting arrangement, beginning when the module or component of the hosting arrangement is ready for its intended use. A customer’s accounting for the hosting component of the arrangement is not affected. This new guidance will be effective for the Company for the annual reporting period beginning January 1, 2021 and interim periods beginning January 1, 2022. The Company is in the process of evaluating the impact that the adoption of this pronouncement will have on the Company’s condensed consolidated and combined financial statements and disclosures.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and improves consistent application of and simplifies U.S. GAAP for other areas of Topic 740 by clarifying existing guidance. For the Company, this ASU is effective for fiscal years beginning after January 1, 2022, and interim periods within those fiscal years beginning after January 1, 2023. Early adoption is permitted. The Company is in the process of evaluating the impact that the adoption of this pronouncement will have on the Company’s condensed consolidated and combined financial statements and disclosures.

Recent Accounting Pronouncements

Accounting pronouncements adopted

In June 2018, the FASB issued ASU 2018-07, Compensation — Stock Compensation (Topic 718). The amendments in this update expand the scope of Topic 718 (“ASC 718”) to include share-based payments to nonemployees. An entity is required to apply the requirements of ASC 718 to nonemployee awards except for specific guidance related to option pricing models and the attribution of cost. The Company adopted such guidance on January 1, 2020 and there was no material effect of adoption on the combined financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”), which modifies, removes and adds certain disclosure requirements on fair value measurements. The new guidance will be required for the Company for the annual reporting period beginning January 1, 2020 and interim periods within that fiscal year. The Company adopted this guidance on January 1, 2020 and there was no material effect of adoption on the combined financial statements.

Accounting pronouncements issued but not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) which outlines a comprehensive lease accounting model and supersedes the current lease guidance. The new guidance requires lessees to recognize almost all their leases on the balance sheet by recording a lease liability and corresponding right-of- use assets. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. As per the latest ASU 2020-05 issued by FASB, entities who have not yet issued or made available for issuance the combined financial statements as of June 3, 2020 can defer the new guidance for one year. For public entities, this guidance is effective for annual reporting periods beginning January 1, 2020, including interim periods within that annual reporting period. For the Company, this guidance is effective for annual reporting periods beginning January 1, 2022, and interim reporting periods within annual reporting periods beginning January 1, 2023. The Company is in the process of evaluating the impact that the adoption of this pronouncement will have on the Company’s combined financial statements and disclosures.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which was subsequently amended in November 2018 through ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments — Credit Losses.” ASU No. 2016-13 will require entities to estimate lifetime expected credit losses for trade and other receivables, net investments in leases, financing receivables, debt securities and other instruments, which will result in earlier recognition of credit losses. Further, the new credit loss model will affect how entities in all industries estimate their allowance for losses for receivables that are current with respect to their payment terms. ASU No. 2018-19 further clarifies that receivables arising from operating leases are not within the scope of Topic 326. Instead, impairment from receivables of operating leases should be accounted for in accordance with Topic 842, Leases. As per the latest ASU 2020-02, FASB deferred the timelines for certain small public and private entities, thus the new guidance will be adopted by the Company for the annual reporting period beginning January 1, 2023, including interim periods within that annual reporting period. The standard will apply as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is in the process of evaluating the impact that the adoption of this pronouncement will have on the Company’s combined financial statements and disclosures.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles — Goodwill and Other — Internal-Use Software Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. The guidance requires certain costs incurred during the application development stage to be capitalized and other costs incurred during the preliminary project and post-implementation stages to be expensed as they are incurred. Capitalized implementation costs related to a hosting arrangement that is a service contract will be amortized over the term of the hosting arrangement, beginning when the module or component of the hosting arrangement is ready for its intended use. A customer’s accounting for the hosting component of the arrangement is not affected. This new guidance will be effective for the Company for annual reporting period beginning January 1, 2021 and interim periods beginning January 1, 2022. The Company is in the process of evaluating the impact that the adoption of this pronouncement will have on the Company’s combined financial statements and disclosures.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and improves consistent application of and simplifies US GAAP for other areas of Topic 740 by clarifying existing guidance. For the Company, this ASU is effective for fiscal years beginning after January 1, 2022, and interim periods within those fiscal years beginning after January 1, 2023 Early adoption is permitted. The Company is in the process of evaluating the impact that the adoption of this pronouncement will have on the Company’s combined financial statements and disclosures.

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by removing the separation models for convertible debt with a cash conversion feature and convertible instruments with a beneficial conversion feature. These changes will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that was bifurcated according to previously existing rules. ASU 2020-06 also requires the application of the if-converted method for calculating diluted earnings per share and the treasury stock method will be no longer available. For public entities, this guidance is effective for annual reporting periods beginning January 1, 2022, including interim periods within that annual reporting period. For the Company, this guidance is effective for annual reporting periods beginning January 1, 2024, and interim reporting periods within annual reporting periods beginning January 1, 2024, with early adoption permitted. The Company elected to early adopt this accounting pronouncement for the fiscal year beginning January 1, 2021 and is currently in the process of evaluating the impact that the adoption of this pronouncement will have on the Company’s combined financial statements and disclosures.